As filed with the Securities and Exchange Commission on February 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 86.4%
	Administrative & Support Services: 2.1%
19,054	Liquidity Services, Inc.	703,093
21,583	NeuStar, Inc. - Class A	$737,491
		1,440,584

	Apparel Manufacturing: 2.0%
20,451	True Religion Apparel, Inc. *	707,196
5,627	VF Corp.	714,572
		1,421,768

	Automotive Components: 2.3%
11,518	Advance Auto Parts, Inc.	801,999
2,455	AutoZone, Inc. *	797,801
		1,599,800

	Beverage & Tobacco Products: 5.6%
26,586	Altria Group, Inc.	788,275
12,638	Anheuser-Busch InBev NV - ADR	770,792
8,919	Diageo PLC - ADR	779,698
8,264	Hansen Natural Corp. *	761,445
6,762	Lorillard, Inc.	770,868
		3,871,078

	Chemical Manufacturing: 12.4%
14,054	Abbott Laboratories	790,256
12,639	Alexion Pharmaceuticals, Inc. *	903,689
71,308	ARIAD Pharmaceuticals, Inc. *	873,523
24,907	Bristol-Myers Squibb Co.	877,722
17,760	Church & Dwight Co., Inc.	812,697
8,199	Colgate-Palmolive Co.	757,506
13,602	Ecolab, Inc.	786,331
16,857	GlaxoSmithKline PLC - ADR	769,185
18,179	Jazz Pharmaceuticals, Inc. *	702,255
9,992	Mead Johnson Nutrition Co.	686,750
16,852	Questcor Pharmaceuticals, Inc. *	700,706
		8,660,620

	Computer & Electronic Products: 3.3%
31,995	Cardtronics, Inc. *	865,784
36,769	Jabil Circuit, Inc.	722,879
15,201	Teradata Corp. *	737,401
		2,326,064

	Credit Intermediation: 2.1%
27,343	CBOE Holdings, Inc.	707,090
58,812	People's United Financial, Inc.	755,734
		1,462,824

	Diversified Services: 2.4%
11,067	Kimberley - Clark Corp.	814,089
11,446	Liberty Media Corp. *	893,361
		1,707,450

	Educational Services: 1.1%
32,758	Bridgepoint Educational, Inc. *	753,434

	Fabricated Metal Products: 1.0%
12,545	Chart Industries, Inc. *	678,308

	Food Manufacturing: 1.2%
12,554	TreeHouse Foods, Inc. *	820,781

	Food Services: 1.2%
23,902	Domino's Pizza, Inc. *	811,473

	Information Services: 2.2%
20,011	IAC/InterActiveCorp. *	852,469
10,842	The Ultimate Software Group, Inc. *	707,657
		1,560,126

	Insurance Carriers: 4.5%
21,146	American Financial Group, Inc.	780,076
11,176	Chubb Corp.	773,603
9,651	ProAssurance Corp.	770,343
20,669	Verisk Analytics, Inc. - Class A	829,447
		3,153,469

	Machinery Manufacturing: 2.1%
25,256	Colfax Corp. *	719,291
10,474	Donaldson Company, Inc.	713,070
		1,432,361

	Medical Equipment: 1.0%
3,652	NewMarket Corp.	723,498

	Merchant Wholesalers: 6.6%
18,664	AmerisourceBergen Corp.	694,114
12,944	Genuine Parts Co.	792,173
20,573	Nu Skin Enterprises, Inc.	999,231
10,898	PriceSmart, Inc.	758,392
4,812	Ralph Lauren Corp.	664,441
10,062	Tractor Supply Co.	705,849
		4,614,200

	Mining: 4.0%
17,778	Allied Nevada Gold Corp. *	538,318
6,906	Randgold Resources Ltd. - ADR	705,103
12,782	Royal Gold, Inc.	861,890
45,802	Yamana Gold, Inc.	672,831
		2,778,142

	Oil & Gas Extraction: 4.2%
9,158	Cabot Oil & Gas Corp.	695,092
8,835	Concho Resources, Inc. *	828,282
23,762	Gulfport Energy Corp. *	699,791
9,613	SM Energy Co.	702,710
		2,925,875

	Professional, Scientific & Technical Services: 2.4%
21,387	Huron Consulting Group, Inc. *	828,532
2,206	Mastercard, Inc.	822,441
		1,650,973

	Retail Trade: 10.3%
20,684	Dollar General Corp. *	850,940
10,184	Dollar Tree, Inc. *	846,391
34,247	Foot Locker, Inc.	816,448
30,007	GameStop Corp. *	724,069
11,835	Genesco, Inc. *	730,693
52,248	Pier 1 Imports, Inc. *	727,815
14,890	The TJX Cos., Inc.	961,150
11,196	Ulta Salon Cosmetics & Fragrance, Inc. *	726,844
13,242	Wal-Mart Stores, Inc.	791,342
		7,175,692

	Telecommunications: 2.2%
28,451	Dish Network Corp. *	810,284
29,094	Nippon Telegraph & Telephone Corp. - ADR	736,951
		1,547,235

	Transportation & Warehousing: 1.1%
17,805	Southern Union Co.	749,769

	Utilities: 9.1%
13,933	Consolidated Edison, Inc.	864,264
36,449	Duke Energy Corp.	801,878
12,039	EQT Corp.	659,617
13,144	NextEra Energy, Inc.	800,207
14,366	OGE Energy Corp.	814,696
25,507	PPL Corp.	750,416
15,381	Progress Energy, Inc.	861,643
22,195	UIL Holdings Corp.	785,037
		6,337,758
	TOTAL COMMON STOCKS
	(Cost $56,562,926)	60,203,282

	SHORT-TERM INVESTMENT: 17.9%
	Money Market Fund: 17.9%
12,457,020	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% ^	12,457,020
	TOTAL SHORT-TERM INVESTMENT
	(Cost $12,457,020)	12,457,020
	TOTAL INVESTMENTS IN SECURITIES: 104.3%
	(Cost $69,019,946)	72,660,302
	Liabilities in Excess of Other Assets: (4.3)%	(2,986,451)
	TOTAL NET ASSETS: 100.0%	$69,673,851

*	Non-income producing security.
ADR	American Depository Receipt
^	7-day yield as of December 31, 2011.

	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$69,023,076
	Gross unrealized appreciation	4,373,299
	Gross unrealized depreciation	(736,073)
	Net unrealized appreciation	$3,637,226

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the CAN SLIM® Select Growth Fund (the "Fund") previous fiscal year end. For the previous fiscal year’s federal
	income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	annual report.

Summary of Fair Value Exposure at December 31, 2011 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  These three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks ^	$60,203,282	$ -	$ -	$60,203,282
Short-Term Investment	12,457,020	-	-	12,457,020
Total Investments in Securities	$72,660,302	$ -	$ -	$72,660,302

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date   February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date  February 28, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  February 28, 2012

* Print the name and title of each signing officer under his or her signature.

CAN SLIM Select Growth Fund Form N-Q 12.31.11